Benefit Plans (Details Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended			18 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010
Benefit Plans (Textuals) [Abstract]
Maximum period of monthly payment of retirement benefits to retirees of acquired companies	15 years
Percentage of defined contribution plan by plan participants	50.00%
Percentage of defined contribution plan	5.00%	5.00%	2.50%
Description of nature and effect of significant changes				The Company suspended the 401(k) match from January 1, 2009 to June 30, 2010
Defined contribution plan cost	$ 11,251	$ 4,891	$ 3,086
Defined Benefit Plan, Measurement Date	June 30
Assumed health care cost trend rates used in measuring the accumulated benefit obligation for retiree health care benefits	8.00%	8.50%
Assumed health care cost trend rates used in measuring the accumulated benefit obligation for retiree health care 2018 rate	5.00%
Defined benefit plan year that rate reaches ultimate trend rate	2018
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated net actuarial gain (loss)	1,256
Estimated prior service cost	741
Expected contribution to benefit plans in 2012	4,200
Retiree Health Care Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated net actuarial gain (loss)	(72)
Estimated prior service cost	139
Expected contribution to benefit plans in 2012	$ 240